Investments in Affiliates and Available-for-Sale Securities (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 86,048		$ 86,048		$ 25,088
Current assets	134,094		134,094		56,349
Non-current assets	1,193,458		1,193,458		1,212,231
Current liabilities	68,639		68,639		98,950
Long- term debt including current portion, net	475,017		475,017		523,776
Non-current liabilities	461,416		461,416		489,421
Income Statement
Revenue	50,018	$ 44,877	92,429	$ 90,518
Net (loss)/income	4,445	(16,807)	(1,208)	(16,598)
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	56,792		56,792		56,658
Current assets	91,365		91,365		107,282
Non-current assets	1,530,030		1,530,030		1,596,337
Current liabilities	69,225		69,225		79,421
Long- term debt including current portion, net	1,084,699		1,084,699		1,095,938
Non-current liabilities	1,053,103		1,053,103		1,048,767
Income Statement
Revenue	58,458	74,495	122,940	154,914
Net (loss)/income	(64,417)	12,184	(58,802)	35,954
Acropolis
Balance sheet
Cash and cash equivalents, including restricted cash	489		489		720
Current assets	872		872		986
Non-current assets	73		73		84
Current liabilities	300		300		413
Long- term debt including current portion, net	0		0		0
Non-current liabilities	0		0		0
Income Statement
Revenue	428	238	739	617
Net (loss)/income	196	(5)	221	192
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash	15,096		15,096		10,785
Current assets	20,101		20,101		15,980
Non-current assets	164,166		164,166		169,925
Current liabilities	20,153		20,153		18,490
Long- term debt including current portion, net	80,773		80,773		86,060
Non-current liabilities	156,406		156,406		155,387
Income Statement
Revenue	9,394	10,418	19,278	20,530
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	(1,950)	(449)	(3,239)	(739)
Net (loss)/income	(2,491)	(1,955)	(432)	(3,134)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	15,235		15,235		16,916
Current assets	24,997		24,997		19,487
Non-current assets	224,929		224,929		232,363
Current liabilities	18,792		18,792		24,126
Long- term debt including current portion, net	111,572		111,572		119,234
Non-current liabilities	199,943		199,943		184,530
Income Statement
Revenue	9,401	6,760	17,402	14,726
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	(5,058)	(6,889)	(11,325)	(11,913)
Net (loss)/income	(4,113)	(3,220)	(12,003)	(7,122)
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash	34,936		34,936		0
Current assets	38,268		38,268		0
Non-current assets	59,065		59,065		0
Current liabilities	32,198		32,198		0
Long- term debt including current portion, net	33,670		33,670		0
Non-current liabilities	21,353		21,353		$ 0
Income Statement
Revenue	3,102	0	3,102	0
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II		0		0
Net (loss)/income	$ 881	$ 0	$ 881	$ 0